HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.0%
65,000	Kratos Defense & Security Solutions, Inc.(a)	$ 3,019,250

	APPAREL & TEXTILE PRODUCTS - 2.9%
85,000	On Holding A.G.(a)	4,424,250

	BANKING - 10.5%
280,000	Banc of California, Inc.	3,934,000
100,000	Hilltop Holdings, Inc.	3,035,000
70,000	Prosperity Bancshares, Inc.	4,916,800
55,000	Texas Capital Bancshares, Inc.(a)	4,367,000
		16,252,800
	BIOTECH & PHARMA - 2.5%
75,000	Halozyme Therapeutics, Inc.(a)	3,901,500

	COMMERCIAL SUPPORT SERVICES - 2.0%
130,000	GEO Group, Inc. (The)(a)	3,113,500

	CONSTRUCTION MATERIALS - 4.3%
25,000	Eagle Materials, Inc.	5,052,750
19,000	Knife River Corporation(a)	1,551,160
		6,603,910
	ELECTRICAL EQUIPMENT - 2.2%
16,000	Powell Industries, Inc.	3,367,200

	ENGINEERING & CONSTRUCTION - 2.1%
70,000	Tutor Perini Corporation(a)	3,274,600

	FOOD - 1.7%
45,000	BellRing Brands, Inc.(a)	2,606,850

	HOME & OFFICE PRODUCTS - 2.6%
40,000	SharkNinja, Inc.(a)	3,959,600

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME CONSTRUCTION - 4.0%
100,000	Taylor Morrison Home Corporation(a)	$ 6,142,000

	INSURANCE - 2.4%
22,000	Hanover Insurance Group, Inc. (The)	3,737,140

	INTERNET MEDIA & SERVICES - 0.7%
20,000	Nebius Group N.V., Class A(a)	1,106,600

	LEISURE FACILITIES & SERVICES - 10.3%
45,000	Boyd Gaming Corporation	3,520,350
90,000	Cinemark Holdings, Inc.	2,716,200
450,000	Genius Sports Ltd.(a)	4,680,000
140,000	Portillo's, Inc.(a)	1,633,800
17,500	Texas Roadhouse, Inc.	3,279,675
		15,830,025
	METALS & MINING - 2.6%
520,000	Cleveland-Cliffs, Inc.(a)	3,952,000

	OIL & GAS PRODUCERS - 9.2%
175,000	Matador Resources Company	8,351,000
300,000	Permian Resources Corporation	4,086,000
70,000	SM Energy Company	1,729,700
		14,166,700
	REAL ESTATE INVESTMENT TRUSTS - 3.4%
5,000	Texas Pacific Land Corporation	5,281,950

	RETAIL - DISCRETIONARY - 11.1%
100,000	Academy Sports & Outdoors, Inc.	4,481,000
100,000	Ethan Allen Interiors, Inc.	2,785,000
10,000	Group 1 Automotive, Inc.	4,367,100
15,000	RH(a)	2,835,150
140,000	Shoe Carnival, Inc.	2,619,400
		17,087,650

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 5.1%
280,000	MaxLinear, Inc., Class A(a)	$ 3,978,800
90,000	Tower Semiconductor Ltd.(a)	3,901,500
		7,880,300
	SOFTWARE - 2.9%
75,000	Alkami Technology, Inc.(a)	2,260,500
45,000	Varonis Systems, Inc.(a)	2,283,750
		4,544,250
	STEEL - 4.1%
9,000	Carpenter Technology Corporation	2,487,420
80,000	Commercial Metals Company	3,912,800
		6,400,220
	TECHNOLOGY HARDWARE - 2.3%
149,000	Aviat Networks, Inc.(a)	3,583,450

	TECHNOLOGY SERVICES - 3.3%
1,150,000	Terawulf, Inc.(a)	5,037,000

	TRANSPORTATION & LOGISTICS - 4.1%
35,000	Kirby Corporation(a)	3,969,350
170,000	Navigator Holdings Ltd.	2,405,500
		6,374,850
	TRANSPORTATION EQUIPMENT - 0.4%
15,000	Greenbrier Companies, Inc. (The)	690,750

	TOTAL COMMON STOCKS (Cost $103,913,853)	152,338,345

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS - 0.7%
1,123,339	First American Treasury Obligations Fund, Class X, 4.24% (Cost $1,123,339)(b)	$ 1,123,339

	TOTAL INVESTMENTS - 99.4% (Cost $105,037,192)	$ 153,461,684
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	905,380
	NET ASSETS - 100.0%	$ 154,367,064

Ltd.	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.